UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03162

Active Assets Tax-Free Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)

Kevin Klingert

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 201-830-8802

Date of fiscal year end: June 30, 2014

Date of reporting period: December 31, 2013

Item 1 - Report to Shareholders

Trustees

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Michael E. Nugent

W. Allen Reed

Fergus Reid

Officers

Michael E. Nugent

Chairperson of the Board

Kevin Klingert

President and Principal Executive Officer

Stefanie V. Chang Yu

Chief Compliance Officer

Joseph C. Benedetti

Vice President

Francis J. Smith

Treasurer and Principal Financial Officer

Mary E. Mullin

Secretary

Transfer Agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Legal Counsel

Dechert LLP

1095 Avenue of the Americas

New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, New York 10036

Adviser

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2014 Morgan Stanley

AATSAN
811244 EXP 2.28.15

INVESTMENT MANAGEMENT

Active Assets

Tax-Free Trust

Semiannual Report

December 31, 2013

Active Assets Tax-Free Trust

Table of Contents

Welcome Shareholder	3
Fund Report	4
Expense Example	7
Portfolio of Investments	8
Statement of Assets and Liabilities	19
Statement of Operations	20
Statements of Changes in Net Assets	21
Notes to Financial Statements	22
Financial Highlights	28
U.S. Privacy Policy	29

Welcome Shareholder,

We are pleased to provide this semiannual report, in which you will learn how your investment in Active Assets Tax-Free Trust performed during the latest six-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today’s financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

There is no assurance that a mutual fund will achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the six months ended December 31, 2013

Market Conditions

For municipal governments in general, the economic picture began to brighten in 2013 but the recovery has been progressing at a slow pace. Fiscal strains have softened and many state and local governments have been able to achieve budgetary balance through a combination of cost cutting and revenue enhancement measures.

Municipal credit quality has continued to improve as most states and many local governments have recovered slowly from the recession. In particular, state general funds have shown consecutive quarters of growth in personal income tax and sales tax revenue, both important sources of revenue.

Preliminary data from the Rockefeller Institute indicate that while state tax revenue growth slowed in the third quarter of 2013, year-over-year growth was 6.1 percent and personal income tax revenue growth was 5.3 percent year-over-year. In most states, the overall trend in tax collections for fiscal year 2014 is expected to be positive.

Strong demand for Variable Rate Demand Notes (VRDNs) has kept short-term tax-exempt rates steady. News in December that the Federal Reserve (Fed) would begin tapering its quantitative easing policy has not had a prominent impact on the short-term municipal market.

On the year, long-term municipal issuance fell 13 percent in 2013, Thomson Reuters numbers showed. For 2013, $329.8 billion reached the market in 11,267 deals, against $379.6 in 13,115 issues in 2012. Short-term variable-rate short-put issuance slowed 21.7 percent in 2013 to $13.9 billion down from $17.8 billion in 2012.

Performance Analysis

As of December 31, 2013, Active Assets Tax-Free Trust had net assets of approximately $9.2 billion and an average portfolio maturity of 33 days. For the six-month period ended December 31, 2013, the Fund provided a total return of 0.01 percent. For the seven-day period ended December 31, 2013, the Fund provided an effective annualized yield of 0.01 percent (subsidized) and –0.31 percent (non-subsidized) and a current yield of 0.01 percent (subsidized) and –0.32 percent (non-subsidized), while its 30-day moving average yield for December was 0.01 percent (subsidized) and –0.32 percent (non-subsidized). Yield quotations more closely reflect the current earnings of the Fund. The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown. Past performance is no guarantee of future results.

In the current environment of near-zero interest rates and halting improvement in municipal economies, our strategy has placed an emphasis on maintaining high levels of liquidity with diligent oversight of credit quality, portfolio maturity and diversification. Daily and weekly VRDOs make up approximately two-thirds of the portfolio. An additional component is allocated to longer variable-rate securities and the balance of the portfolio is invested in tax-exempt commercial paper and fixed-rate municipal notes and short-maturity bonds. The portfolio’s weighted average maturity (WAM) and weighted average life (WAL) were 33 and 34 days, respectively, at month-end.

The tentative state of the economic recovery and the recent pressures in the long-term fixed income markets call for a watchful approach in the period ahead. We will carefully monitor developments on the state and local government front. We believe that the Fed will maintain short-term interest rates at exceptionally low levels until there is clear evidence that the economy is on solid footing.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION as of 12/31/13
Weekly Variable Rate Bonds	62.7%
Daily Variable Rate Bonds	11.8
Municipal Bonds & Notes	9.4
Put Option Bonds	6.0
Commercial Paper	4.8
Closed-End Investment Companies	4.5
Floating Rate Notes	0.8

MATURITY SCHEDULE as of 12/31/13
1 – 30 Days	82.3%
31 – 60 Days	1.9
61 – 90 Days	1.6
91 – 120 Days	0.5
121 + Days	13.7

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Portfolio composition and maturity schedule are as a percentage of total investments.

Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will invest in high quality, short-term securities that are normally municipal obligations that pay interest exempt from federal income taxes. The “Adviser” Morgan Stanley Investment Management Inc., seeks to maintain the Fund’s share price at $1.00. The Fund has a fundamental policy of investing at least 80 percent of its net assets in securities the interest on which is exempt from federal personal income tax. This policy may not be changed without shareholder approval. In addition, the Fund may invest up to 20 percent of its net assets in securities that pay interest income subject to the “alternative minimum tax,” and some taxpayers may have to pay tax on a Fund distribution of this income. For more information, please refer to the section of the Fund’s Prospectus entitled “Tax Consequences.”

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

For More Information

About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q and monthly holdings for each money market fund on Form N-MFP. Morgan Stanley does not deliver these reports to shareholders, nor are the first and third fiscal quarter reports posted to the Morgan Stanley public web site. However, the holdings for each money market fund are posted to the Morgan Stanley public web site. You may obtain the Form N-Q filings (as well as the Form N-CSR, N-CSRS and N-MFP filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 548-7786, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Expense Example (unaudited)

As a shareholder of the Fund, you incur costs, including advisory fees, administration fees, distribution and services (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/13 – 12/31/13.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads) or exchange fees.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period @
	07/01/13	12/31/13	07/01/13 – 12/31/13
Actual (0.01% return)	$1,000.00	$1,000.05	$0.46
Hypothetical (5% annual return before expenses)	$1,000.00	$1,025.02	$0.46

@

Expenses are equal to the Fund’s annualized expense ratio of 0.09% multiplied by the average account value over the period, multiplied by 186@@/365 (to reflect the one-half year period). If the fund had borne all of its expenses, the annualized expense ratio would have been 0.41%.

@@	Adjusted to reflect non-business day accruals.

Active Assets Tax-Free Trust

Portfolio of Investments■December 31, 2013  (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
	Weekly Variable Rate Bonds (62.7%)
$85,020	Arizona Health Facilities Authority Banner Health, Ser 2008 E	0.05%	01/07/14	01/01/29	$85,020,000
	Barclays Capital Municipal Trust Receipts, MA
6,905	Massachusetts Health & Educational Facilities Authority MIT Ser 2008 N Floater-TRs Ser 15W (c)	0.07	01/07/14	07/01/38	6,905,000
7,135	Massachusetts School Building Authority Senior Dedicated Sales Tax Ser 2011 B Floater-TRs Ser 30BX (c)	0.07	01/07/14	10/15/41	7,135,000
7,000	Barclays Capital Municipal Trust Receipts, NC, Charlotte Water & Sewer System Ser 2009 B Floater-TRs Ser 43W (c)	0.08	01/07/14	07/01/38	7,000,000
25,395	BB&T Municipal Trust, AZ, Salt River Project Agricultural Improvement & Power District Ser 2008 A Floater Certificates Ser 9 (c)	0.04	01/07/14	01/01/16	25,395,000
25,425	BB&T Municipal Trust, FL, Tampa Bay Water Ser 2008 Floater Certificates Ser 36 (c)	0.06	01/07/14	04/01/16	25,425,000
10,180	BB&T Municipal Trust, NY, New York City Fiscal 2008 Subser C-1 Floater Certificates Ser 2055 (c)	0.05	01/07/14	10/01/15	10,180,000
193,245	California Health Facilities Financing Authority, Kaiser Permanente Ser 2006 C	0.04	01/07/14	06/01/41	193,245,000
	California Statewide Communities Development Authority,
72,955	Gas Supply Sacramento Municipal Utility District Ser 2010	0.06	01/07/14	11/01/40	72,955,000
53,300	Kaiser Permanente Ser 2009 C-3	0.03	01/07/14	04/01/45	53,300,000
52,000	Capital Beltway Funding Corporation of Virginia, Senior Lien Toll I-495 Hot Lanes Ser 2008 C	0.03	01/07/14	12/31/47	52,000,000
102,690	Central Plains Energy Project, NE, Gas Project No.2 Ser 2009	0.06	01/07/14	08/01/39	102,690,000
66,185	Charlotte, NC, Water & Sewer System Ser 2006 B	0.05	01/07/14	07/01/36	66,185,000
16,250	Chicago, IL, Ser 2008 A ROCs II-R Ser 11940 (c)	0.31	01/07/14	07/01/28	16,250,000
	Colorado Springs, CO,
76,465	Utilities System Sub Lien Ser 2004 A	0.07	01/07/14	11/01/23	76,465,000
36,395	Utilities System Sub Lien Ser 2005 A	0.05	01/07/14	11/01/35	36,395,000
45,125	Utilities System Sub Lien Ser 2006 A	0.05	01/07/14	11/01/25	45,125,000
27,760	Utilities System Sub Lien Ser 2007 A	0.07	01/07/14	11/01/37	27,760,000
67,275	Utilities System Sub Lien Ser 2007 B	0.06	01/07/14	11/01/26	67,275,000
43,005	Utilities System Sub Lien Ser 2009 C	0.05	01/07/14	11/01/28	43,005,000
36,935	Utilities System Sub Lien Ser 2010 C	0.05	01/07/14	11/01/40	36,935,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments■December 31, 2013  (unaudited)  continued

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
$7,540	Dallas Area Rapid Transit, TX, Sales Tax Ser 2008 ROCs II-R Ser 11541 (c)	0.08%	01/07/14	06/01/16	$7,540,000
6,000	Deutsche Bank SPEARS, DC, District of Columbia Tax Increment Gallery Place Ser 2012 SPEARS Ser DBE-1187 (c)	0.13	01/07/14	06/01/31	6,000,000
	Deutsche Bank SPEARS, FL,
14,995	Broward County Airport System Ser 2012 Q-1 SPEARS Ser DBE-1128X (c)	0.09	01/07/14	10/01/33	14,995,000
14,765	Miami-Dade County Water & Sewer System Ser 2010 SPEARS Ser DBE-1124X (c)	0.11	01/07/14	10/01/39	14,765,000
	Deutsche Bank SPEARS, IL,
6,000	Illinois Finance Authority Swedish American Hospital Ser 2012 SPEARS Ser DBE-1116 (c)	0.13	01/07/14	11/15/39	6,000,000
13,330	Illinois Ser June 2013 SPEARS Ser DBE-1184 (c)	0.16	01/07/14	07/01/31	13,330,000
17,050	Illinois State Finance Authority Centegra Health 2012 SPEARS Ser DBE-1122 (c)	0.11	01/07/14	09/01/38	17,050,000
3,120	Deutsche Bank SPEARS, NY, New York City Municipal Water Finance Authority Ser 2012 FF SPEARS Ser DBE-1090X (c)	0.07	01/07/14	06/15/45	3,120,000
	Deutsche Bank SPEARS, TX,
29,340	Dallas Fort Worth International Airport Joint Ser 2012 E & F SPEARS Ser DBE-1127X (c)	0.11	01/07/14	11/01/35	29,340,000
5,000	Houston Public Improvement Ser 2012 A SPEARS Ser DBE-1069 (c)	0.08	01/07/14	03/01/22	5,000,000
99,270	District of Columbia, The Pew Charitable Trusts Ser 2008 A	0.05	01/07/14	04/01/38	99,270,000
23,275	East Bay Municipal Utility District, CA, Water System Sub Refg Ser 2008 A-4	0.03	01/07/14	06/01/38	23,275,000
	Eclipse Funding Trust, NY,
19,830	Metropolitan Transportation Authority Dedicated Tax Ser 2012 A Solar Eclipse Ser 2012-0013 (c)	0.06	01/07/14	05/15/20	19,830,000
55,255	New York State Dormitory Authority Personal Income Tax Ser 2012 B Solar Eclipse Ser 2012-0003 (c)	0.06	01/07/14	03/15/20	55,255,000
24,400	Fairfax County Industrial Development Authority, VA, Inova Health System Foundation Ser 2000	0.05	01/07/14	01/01/30	24,400,000
23,800	Florida State Board of Education, FL, Capital Outlay Ser 2005 G ROCs II-R Ser 12017 (c)	0.07	01/07/14	10/15/16	23,800,000
	Gainesville, FL,
110,340	Utilities System 2007 Ser A	0.05	01/07/14	10/01/36	110,340,000
58,900	Utilities System 2008 Ser B	0.03	01/07/14	10/01/38	58,900,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments■December 31, 2013  (unaudited)  continued

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
$20,830	Highlands County Health Facilities Authority, FL, Adventist Health System/Sunbelt Obligated Group Ser 2007 A-1	0.04%	01/07/14	11/15/33	$20,830,000
	Houston, TX,
66,900	Combined Utility System First Lien Ser 2004 B2	0.04	01/07/14	05/15/34	66,900,000
100,000	Combined Utility System First Lien Ser 2004 B5	0.04	01/07/14	05/15/34	100,000,000
70,825	Combined Utility System First Lien Ser 2004 B6	0.04	01/07/14	05/15/34	70,825,000
	Illinois Toll Highway Authority,
118,500	Toll Highway Senior Priority Ser 2007 A-1B	0.04	01/07/14	07/01/30	118,500,000
80,000	Toll Highway Senior Priority Ser 2007 A-2B	0.04	01/07/14	07/01/30	80,000,000
	Indiana Finance Authority,
20,075	Ascension Health Senior Credit Group Ser 2008 E-7	0.05	01/07/14	11/15/33	20,075,000
148,030	Trinity Health Ser 2008 D-1	0.04	01/07/14	12/01/34	148,030,000
26,680	Indiana Health & Educational Facility Financing Authority, Howard Regional Health System Ser 2005 A	0.05	01/07/14	01/01/35	26,680,000
10,000	Iowa Higher Education Loan Authority, Grinnell College Ser 2008	0.07	01/07/14	06/01/23	10,000,000
37,470	JEA, FL, Water & Sewer System Subser 2008 A-2	0.06	01/07/14	10/01/42	37,470,000
23,000	Kent Hospital Finance Authority, MI, Spectrum Health Ser 2008 B-3	0.05	01/07/14	01/15/47	23,000,000
43,000	King County, WA, Sewer Ser 2007 Eagle #20070084 Class A (AGM) (c)	0.08	01/07/14	01/01/47	43,000,000
72,100	Long Island Power Authority, NY, Electric System Ser 2012 C	0.04	01/07/14	05/01/33	72,100,000
183,140	Main Street Natural Gas, Inc., GA, Gas Ser 2010 A	0.06	01/07/14	08/01/40	183,140,000
59,400	Maryland Economic Development Corporation, Howard Hughes Medical Institute Ser 2008 A	0.04	01/07/14	02/15/43	59,400,000
34,480	Massachusetts, Refg 1997 Ser B	0.04	01/07/14	08/01/15	34,480,000
	Massachusetts Bay Transportation Authority,
68,685	General Transportation System Ser 2000 A1	0.06	01/07/14	03/01/30	68,685,000
9,900	Senior Sales Tax Ser 2005 B Eagle #720050087 Class A (AGM) (c)	0.06	01/07/14	07/01/29	9,900,000
73,845	Massachusetts Department of Transportation, Metropolitan Highway System Contract Assistance Ser 2010 A-6	0.03	01/07/14	01/01/39	73,845,000
67,280	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology Ser J-1	0.04	01/07/14	07/01/31	67,280,000
	Massachusetts Water Resources Authority,
55,485	Gen Ser 2008 A-1	0.05	01/07/14	08/01/37	55,485,000
62,345	Gen Ser 2008 A-2	0.04	01/07/14	08/01/37	62,345,000
88,300	Gen Ser 2008 A-3	0.04	01/07/14	08/01/37	88,300,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments■December 31, 2013  (unaudited)  continued

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
$113,180	Gen Ser 2008 C-2	0.04%	01/07/14	11/01/26	$113,180,000
60,000	Gen Ser 2008 F	0.03	01/07/14	08/01/29	60,000,000
	Metropolitan Transportation Authority , NY,
24,445	Ser 2005 B Eagle #20060114 Class A (BHAC) (c)	0.07	01/07/14	11/15/35	24,445,000
75,600	Ser 2005 E Subser E-1	0.04	01/07/14	11/01/35	75,600,000
77,560	Ser 2011 B	0.04	01/07/14	11/01/41	77,560,000
57,300	Metropolitan Water District of Southern California, Water 2000 Ser B-4	0.04	01/07/14	07/01/35	57,300,000
12,870	Miami-Dade County School Board, FL, Ser 2007 B COPs Eagle #20070068 Class A (BHAC) (c)	0.07	01/07/14	05/01/32	12,870,000
39,445	Michigan Finance Authority, Unemployment Obligation Assessment Ser 2012 C	0.05	01/07/14	07/01/24	39,445,000
	Mobile Downtown Redevelopment Authority, AL,
34,285	Gulf Opportunity Zone Austal USA LLC Ser 2011 A	0.04	01/07/14	05/01/41	34,285,000
25,885	Gulf Opportunity Zone Austal USA LLC Ser 2011 B	0.04	01/07/14	05/01/41	25,885,000
60,000	Murray City, UT, IHC Health Services, Inc. Ser 2003 B	0.04	01/07/14	05/15/36	60,000,000
19,740	New Castle County, DE, University Courtyard Apartments Ser 2005	0.08	01/07/14	08/01/31	19,740,000
39,750	New Hampshire Higher Educational & Health Facilities Authority, St. Paul’s School Ser 1998	0.07	01/07/14	01/01/28	39,750,000
40,165	New Mexico Hospital Equipment Loan Council, Presbyterian Health Care Services Ser 2008	0.05	01/07/14	08/01/34	40,165,000
59,240	New Mexico Municipal Energy Acquisition Authority, Gas Supply Ser 2009	0.06	01/07/14	11/01/39	59,240,000
	New York City Municipal Water Finance Authority, NY,
59,500	2000 Ser C	0.03	01/07/14	06/15/33	59,500,000
50,000	Second General Fiscal 2003 F1B	0.04	01/07/14	06/15/35	50,000,000
125,225	Second General Fiscal 2010 Ser CC	0.04	01/07/14	06/15/41	125,225,000
84,575	Water & Sewer System Fiscal 2008 Ser B-4	0.04	01/07/14	06/15/23	84,575,000
90,000	New York City Transitional Finance Authority, NY, Future Tax Fiscal 2010 Ser F Subser F-5	0.04	01/07/14	02/01/35	90,000,000
	New York City, NY,
36,275	Fiscal 2004 Subser A-5	0.04	01/07/14	08/01/31	36,275,000
35,950	Fiscal 2004 Subser A-6	0.04	01/07/14	08/01/31	35,950,000
45,350	Fiscal 2008 Subser J-9	0.04	01/07/14	08/01/27	45,350,000
120	North Broward Hospital District, FL, Ser 2008 A	0.04	01/07/14	01/15/31	120,000
	North Carolina Medical Care Commission,
63,125	Cape Fear Valley Health System Ser 2008 A-1	0.06	01/07/14	10/01/36	63,125,000
75,800	Cape Fear Valley Health System Ser 2008 A-2	0.06	01/07/14	10/01/36	75,800,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments■December 31, 2013  (unaudited)  continued

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
$81,600	Orlando Utilities Commission, FL, Utility System Ser 2008-2	0.05%	01/07/14	10/01/33	$81,600,000
45,000	Orlando-Orange County Expressway Authority, FL, Ser 2008 B-1	0.05	01/07/14	07/01/40	45,000,000
45,000	Paulding County Hospital Authority, GA, Wellstar Health System Ser 2012 B	0.06	01/07/14	04/01/43	45,000,000
31,250	Pinellas County Health Facilities Authority, FL, Baycare Health System Ser 2009 A-2	0.06	01/07/14	11/01/38	31,250,000
10,000	Puttable Floating Option Tax-Exempts Receipts, NY, Metropolitan Transportation Authority Transportation Ser 2013 A BANS P-Floats MT-844 (c)	0.12	01/07/14	04/19/15	10,000,000
20,000	RBC Municipal Products Trust, Inc., CO, Denver City & County Airport System Ser 2008-C2 & C3 Floater Certificates Ser E-25 (c)	0.09	01/07/14	11/15/25	20,000,000
42,000	RBC Municipal Products Trust, Inc., PA, Reading Hospital & Medical Center Ser 2012 D Floater Certificates Ser E-36 (c)	0.06	01/07/14	02/01/18	42,000,000
27,000	Rib Floater Credit Enhanced Trust, NJ, New Jersey Health Care Facilities Financing Authority University Hospital Ser 2013A BANs Trust Receipts Ser 2013 FR-14WE (c)	0.11	01/07/14	07/03/17	27,000,000
8,500	Rib Floater Credit Enhanced Trust, NY, New York City Municipal Water Finance Authority Second General Fiscal 2013 Ser CC Trust Receipts Ser 2013 FR-3WX (c)	0.07	01/07/14	06/15/47	8,500,000
18,365	Richmond, KY, Kentucky League of Cities Funding Trust Ser 2006 A	0.07	01/07/14	03/01/36	18,365,000
13,345	Riverton, UT, IHC Health Services, Inc. Deutsche Bank SPEARS Ser DB 1063X (c)	0.08	01/07/14	08/15/41	13,345,000
78,100	Sacramento Transportation Authority, CA, Measure A Sales Tax Ser 2009 A	0.04	01/07/14	10/01/38	78,100,000
88,100	San Antonio, TX, Electric & Gas Systems Jr. Lien Ser 2003	0.06	01/07/14	02/01/33	88,100,000
41,600	Sevier County Public Building Authority, TN, Local Government Public Improvement Ser VI-A-1	0.07	01/07/14	06/01/29	41,600,000
7,360	South-central Pennsylvania General Authority, WellSpan Health Series 2008 A ROCs II-R Ser 11686 (c)	0.07	01/07/14	12/01/24	7,360,000
	Texas Transportation Commission,
34,640	Mobility Fund Ser 2005-B	0.06	01/07/14	04/01/30	34,640,000
46,600	Mobility Fund Ser 2006 Eagle #20060126 Class A (c)	0.06	01/07/14	04/01/35	46,600,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments■December 31, 2013  (unaudited)  continued

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
$26,000	Mobility Fund Ser 2007 Eagle #20070090 Class A (c)	0.06%	01/07/14	04/01/37	$26,000,000
50,800	University of California Regents, Ser 2013 AL-4	0.02	01/07/14	05/15/48	50,800,000
30,270	University of New Mexico Regents, Sub Lien System Improvement Ser 2001	0.08	01/07/14	06/01/26	30,270,000
30,000	University of North Carolina at Chapel Hill, Ser 2005 Eagle #720053014 Class A (c)	0.07	01/07/14	12/01/34	30,000,000
117,000	University of Texas Regents, Financing System Ser 2008 B	0.03	01/07/14	08/01/39	117,000,000
29,720	Utah Board of Regents, Student Loan Ser 2011 A (AMT)	0.07	01/07/14	11/01/45	29,720,000
	Utah Water Finance Agency,
54,665	Ser 2008 B	0.07	01/07/14	10/01/37	54,665,000
39,955	Ser 2008 B-2	0.07	01/07/14	10/01/35	39,955,000
149,945	Wells Fargo Stage Trust, UT, Riverton IHC Health Services, Inc. Ser 2012 A Stage Trust Ser 2012-33C (c)	0.08	01/07/14	05/15/39	149,945,000
64,240	Wisconsin Health & Educational Facilities Authority, Aurora Health Care Ser 2012 D	0.05	01/07/14	07/15/28	64,240,000

	Total Weekly Variable Rate Bonds (Cost $5,765,565,000)				5,765,565,000

	Daily Variable Rate Bonds (11.8%)
23,510	BB&T Municipal Trust, FL, Seminole County Water & Sewer Ser 2006 Floater Certificates Ser 45 (c)	0.06	01/02/14	10/01/14	23,510,000
40,000	Chicago, IL, Neighborhoods Alive Ser 21 B	0.04	01/02/14	01/01/37	40,000,000
	East Baton Rouge Parish, LA,
137,900	Exxon Mobil Corporation Ser 2010 A	0.01	01/02/14	08/01/35	137,900,000
42,100	Exxon Mobil Corporation Ser 2010 B	0.01	01/02/14	12/01/40	42,100,000
48,870	Gainesville, FL, Utilities System 2012 Ser B	0.03	01/02/14	10/01/42	48,870,000
90,015	Gulf Coast Industrial Development Authority, TX, ExxonMobil Project Ser 2012	0.01	01/02/14	11/01/41	90,015,000
57,455	Harris County Health Facilities Development Corporation, TX, Methodist Hospital System Ser 2008 A-1	0.03	01/02/14	12/01/41	57,455,000
8,765	Highlands County Health Facilities Authority, FL, Adventist Health System/Sunbelt Obligated Group Ser 2006 C ROCs II-R Ser 11564 (BHAC) (c)	0.07	01/02/14	11/15/14	8,765,000
43,525	Indiana Finance Authority, Environmental Refunding Duke Energy Indiana, Inc. Ser 2009 A-4	0.02	01/02/14	12/01/39	43,525,000
79,505	Massachusetts, Central Artery Ser 2000 A	0.02	01/02/14	12/01/30	79,505,000
72,160	Mississippi Business Finance Corporation, Chevron USA Ser 2007 A	0.02	01/02/14	12/01/30	72,160,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments■December 31, 2013  (unaudited)  continued

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
	New York City Municipal Water Finance Authority, NY,
$52,690	Second General Fiscal 2012 Ser B-1	0.03%	01/02/14	06/15/45	$52,690,000
58,790	Water & Sewer System Fiscal 2014 Subser AA-6	0.02	01/02/14	06/15/48	58,790,000
114,500	New York City Transitional Finance Authority, NY, Future Tax Fiscal 2010 Ser G Subser G-5	0.04	01/03/14	05/01/34	114,500,000
	New York City, NY,
104,900	Fiscal 2008 Ser J Subser J-3	0.04	01/03/14	08/01/23	104,900,000
45,555	Fiscal 2012 Subser G-6	0.03	01/02/14	04/01/42	45,555,000
19,800	RBC Municipal Products Trust, Inc., MA, Massachusetts Ser 2001 Floater Certificates Ser E-32 (c)	0.06	01/02/14	02/03/14	19,800,000
46,790	RBC Municipal Products Trust, Inc., PA, Allegheny County Hospital Development Authority University of Pittsburgh Medical Center Ser 2007 B-2 Floater Certificates Ser E-16 (c)	0.06	01/02/14	04/01/14	46,790,000

	Total Daily Variable Rate Bonds (Cost $1,086,830,000)				1,086,830,000

		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE
	Municipal Bonds & Notes (9.4%)
172,000	California, Ser 2013-14 A-2 RANs, dtd 08/22/13	2.00%	0.23%	06/23/14	173,439,995
13,750	Dayton City School District, OH, School Facilities Construction & Improvement Ser 2013 B Notes, dtd 10/15/13	1.25	0.30	10/15/14	13,852,386
16,000	Hazard, KY, Appalachian Regional Health Care Ser 2013 BANS, dtd 11/20/13	1.00	0.50	12/01/14	16,072,912
4,250	Kentucky Rural Water Finance Corporation, Public Projects Construction Notes Ser D-2013-1, dtd 08/29/13	1.00	0.28	09/01/14	4,270,262
	Los Angeles, CA,
70,000	Ser 2013 A TRANS, dtd 07/11/13	2.00	0.16	02/27/14	70,199,155
100,000	Ser 2013 B TRANS, dtd 07/11/13	2.00	0.17	05/01/14	100,600,816
25,000	Los Angeles County Schools Pooled Financing Program, CA, Pooled 2012-2013 Ser C-8 TRANs, dtd 02/28/13	2.00	0.37	01/31/14	25,033,427
3,000	Minnesota Rural Water Finance Authority, Public Projects Construction Notes Ser 2013, dtd 01/31/13	1.00	0.30	02/01/14	3,001,774
270,000	New Jersey, Ser Fiscal 2014 C TRANS, dtd 12/03/13	2.00	0.34	06/26/14	272,159,906

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments■December 31, 2013  (unaudited)  continued

PRINCIPAL AMOUNT (000)		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE	MATURITY DATE	VALUE
$10,000	Pikeville, KY, Hospital Improvement Pikeville Medical Center, Inc. Expansion Ser 2013 BANs, dtd 03/21/13	1.00%	0.32%	03/01/14	$10,010,945
160,000	Texas, Ser 2013 TRANs, dtd 09/03/13	2.00	0.20	08/28/14	161,883,773
17,000	Troy Enlarged City School District, NY, Ser 2013 BANS, dtd 11/19/13	1.25	0.35	07/15/14	17,081,900
2,000	Wisconsin Rural Water Construction Loan Program Commission, Ser 2013 BANs, dtd 08/29/13	1.00	0.28	09/01/14	2,009,535

	Total Municipal Bonds & Notes (Cost $869,616,786)				869,616,786

		COUPON RATE (a)	DEMAND DATE (b)
	Put Option Bonds (6.0%)
4,090	Deutsche Bank SPEARS, KY, Kentucky Housing Corporation Housing 2007 Ser A SPEARS Ser DBE –1118 (AMT) (c)	0.29%	02/13/14	07/01/32	4,090,000
10,545	Deutsche Bank SPEARS, MI, Michigan Housing Development Authority Rental Housing Ser 2012 D SPEARS Ser DBE – 1121 (c)	0.34	03/13/14	10/01/42	10,545,000
5,960	Deutsche Bank SPEARS, OR, Oregon Housing & Community Services Department Multifamily Housing 2012 Ser B SPEARS Ser DBE – 1120 (AMT) (c)	0.29	02/13/14	07/01/43	5,960,000
20,000	Franklin County, OH, CHE Trinity Health Credit Group Window Ser 2013	0.11	07/29/14	12/01/46	20,000,000
8,000	Franklin County, OH, Ohio Health Corporation Ser 2011 C	0.09	06/04/14	11/15/33	8,000,000
8,500	Illinois Finance Authority, Advocate Health Care Window Ser 2011 B	0.18	07/29/14	04/01/51	8,500,000
60,000	JP Morgan Chase & Co., NY, Battery Park City Authority Junior Ser C PUTTERs Ser 4410 (c)	0.11	03/20/14	08/01/18	60,000,000
50,000	JP Morgan Chase & Co., PA, Allegheny County Hospital Development Authority (c)	0.11	03/20/14	12/01/17	50,000,000
7,680	Kentucky Economic Development Finance Authority, Catholic Health Initiatives Window Ser 2011 B – 1	0.21	07/29/14	02/01/46	7,680,000
9,700	Kentucky Economic Development Finance Authority, Catholic Health Initiatives Window Ser 2011 B – 3	0.21	07/29/14	02/01/46	9,700,000
15,500	Massachusetts Bay Transportation Authority, Senior Sales Tax Window Ser 2010 A	0.15	07/29/14	07/01/30	15,500,000
10,400	Michigan Hospital Finance Authority, Ascension Health Senior Credit Group Window Ser 2010 F – 7	0.12	07/29/14	11/15/47	10,400,000
30,000	Michigan Hospital Finance Authority, Ascension Health Senior Credit Group Window Ser 2010 F – 8	0.12	07/29/14	11/15/47	30,000,000
18,000	Missouri Health & Educational Facilities Authority, MO, BJC Health System Window Ser 2013 C	0.13	07/29/14	01/01/50	18,000,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments■December 31, 2013  (unaudited)  continued

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
$123,000	New York Liberty Development Corporation, NY, 3 World Trade Center Ser 2011 A	0.23%	06/19/14	12/01/49	$123,000,000
50,000	New York Liberty Development Corporation, NY, Recovery Zone 3 World Trade Center Ser 2010 A – 1	0.23	06/19/14	12/01/50	50,000,000
7,630	Norfolk Economic Development Authority, VA, Sentara Health Care Window Ser 2010 B	0.18	07/29/14	11/01/34	7,630,000
5,930	Norfolk Economic Development Authority, VA, Sentara Health Care Window Ser 2010 C	0.18	07/29/14	11/01/34	5,930,000
16,865	Norfolk Economic Development Authority, VA, Sentara Health Care Window Ser 2012 A	0.14	07/29/14	11/01/34	16,865,000
9,000	Orlando Utilities Commission, FL, Utility System Window Ser 2011 A	0.17	07/29/14	10/01/27	9,000,000
25,610	Riverside, CA, Water Ser 2011 A	0.08	04/01/14	10/01/35	25,610,000
15,000	Tarrant County Cultural Education Facilities Finance Corporation, TX, Baylor Health Care System Window Ser 2011 B	0.19	07/29/14	11/15/50	15,000,000
14,000	Tarrant County Cultural Education Facilities Finance Corporation, TX, Baylor Health Care System Window Ser 2013 B	0.15	07/29/14	11/15/50	14,000,000
14,080	University of Massachusetts Building Authority, Commonwealth Guaranteed Window Senior Ser 2011 –2	0.15	07/29/14	11/01/34	14,080,000
16,000	Washington Health Care Facilities Authority, Catholic Health Initiatives Window Ser 2013 B	0.21	07/29/14	01/01/35	16,000,000

	Total Put Option Bonds (Cost $555,490,000)				555,490,000

		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE
	Commercial Paper (4.8%)
	Harris County Cultural Education Facilities Finance Corporation, TX,
34,000	Methodist Hospital System Ser 2009 C–1	0.20%	0.20%	06/04/14	34,000,000
65,000	Methodist Hospital System Ser 2009 C–1	0.20	0.20	07/02/14	65,000,000
25,000	Methodist Hospital System Ser 2009 C–1	0.21	0.21	02/05/14	25,000,000
25,000	Methodist Hospital System Ser 2009 C–2	0.20	0.20	03/05/14	25,000,000
24,000	Methodist Hospital System Ser 2009 C–2	0.20	0.20	04/03/14	24,000,000
50,100	Houston, TX, Ser G – 2	0.10	0.10	01/23/14	50,100,000
32,000	North Texas Tollway Authority, TX, Ser 2009 D	0.12	0.12	02/10/14	32,000,000
	San Antonio, TX,
105,000	Electric & Gas Systems Ser B	0.12	0.12	01/28/14	105,000,000
80,655	Water System Ser 2012 A	0.09	0.09	01/16/14	80,655,000

	Total Commercial Paper (Cost $440,755,000)				440,755,000

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments■December 31, 2013  (unaudited)  continued

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
	Closed – End Investment Companies (4.5%) (c)
$16,000	BlackRock MuniYield Quality Fund, Inc., VRDP Ser W-7 (AMT)	0.16%	01/07/14	10/01/41	$16,000,000
15,000	Nuveen AMT – Free Municipal Income Fund, VRDP Ser 2	0.14	01/07/14	12/01/40	15,000,000
2,000	Nuveen California Performance Plus Municipal Fund, Inc., VRDP Ser 1 – 810 (AMT)	0.13	01/07/14	12/01/40	2,000,000
86,700	Nuveen Insured Municipal Opportunity Fund, Inc., VRDP Ser 1 – 6672 (AMT)	0.15	01/07/14	12/01/40	86,700,000
20,500	Nuveen Insured Premium Income Municipal Fund 2, VRDP Ser 2 (AMT)	0.15	01/07/14	06/01/40	20,500,000
	Nuveen Investment Quality Municipal Fund, Inc.,
20,000	VRDP Ser 1 – 2118 (AMT)	0.16	01/07/14	05/01/41	20,000,000
45,000	VRDP Ser 1 – 3509(AMT)	0.18	01/07/14	03/01/40	45,000,000
4,000	Nuveen New Jersey Dividend Advantage Municipal Fund, VRDP Ser 1 – 450 (AMT)	0.16	01/07/14	08/03/43	4,000,000
5,000	Nuveen New York AMT – Free Municipal Income Fund, VRDP Ser 4	0.14	01/07/14	06/01/40	5,000,000
17,000	Nuveen New York Quality Income Municipal Fund, Inc., VRDP Ser 1 – 1617 (AMT)	0.12	01/07/14	12/01/40	17,000,000
10,000	Nuveen Ohio Quality Income Municipal Fund, VRDP Ser 1 –1480 (AMT)	0.15	01/07/14	09/01/43	10,000,000
110,000	Nuveen Premium Income Municipal Fund 2, Inc., VRDP Ser 1 – 4895 (AMT)	0.16	01/07/14	05/01/41	110,000,000
50,000	Nuveen Quality Income Municipal Fund, Inc., VRDP Ser 1 –3884 (AMT)	0.13	01/07/14	12/01/40	50,000,000
16,000	Nuveen Virginia Premium Income Municipal Fund, VRDP Ser 1 – 1280 (AMT)	0.16	01/07/14	08/03/43	16,000,000

	Total Closed – End Investment Companies (Cost $417,200,000)				417,200,000

	Floating Rate Notes (0.8%)
20,000	Golden Empire Schools Financing Authority, CA, Kern High School District Ser 2013	0.36		05/01/14	20,000,000
20,000	Metropolitan Water District of Southern California, Water 2013 Ser E	0.08		03/28/14	20,000,000
34,000	Suffolk Economic Development Authority, VA, Sentara Health Care Ser 2008 Eagle #20130014 Class A (c)	0.13		01/30/14	34,000,000

	Total Floating Rate Notes (Cost $74,000,000)				74,000,000

	Total Investments (Cost $9,209,456,786)			100.0%	9,209,456,786

	Other Assets in Excess of Liabilities			0.0 (d)	4,526,565

	Net Assets			100.0%	$9,213,983,351

AMT	Alternative Minimum Tax.
BANs	Bond Anticipation Notes.

See Notes to Financial Statements

Active Assets Tax-Free Trust

Portfolio of Investments■December 31, 2013  (unaudited)  continued

COPs	Certificates of Participation.
PUTTERS	Puttable Tax-Exempt Receipts.
RANs	Revenue Anticipation Notes.
ROCs	Reset Option Certificates.
TRANs	Tax and Revenue Anticipation Notes.
TRs	Trust Receipts.
VRDP	Variable Rate Demand Preferred.
(a)	Rate shown is the rate in effect at December 31, 2013.
(b)	Date on which the principal amount can be recovered through demand.
(c)	144A security – Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Amount is less than 0.05%.

Bond Insurance:
AGM	Assured Guaranty Municipal Corporation.
BHAC	Berkshire Hathaway Assurance Corporation.

See Notes to Financial Statements

Active Assets Tax-Free Trust

Financial Statements

Statement of Assets and Liabilities  December 31, 2013 (unaudited)

Assets:
Investments in securities, at value (cost $9,209,456,786)	$9,209,456,786
Cash	187,416
Receivable for:
Shares of beneficial interest sold	93,473,831
Interest	5,690,932
Prepaid expenses and other assets	202,973

Total Assets	9,309,011,938

Liabilities:
Payable for:
Shares of beneficial interest redeemed	93,473,831
Transfer agent fee	788,594
Administration fee	399,643
Advisory fee	69,834
Accrued expenses and other payables	296,685

Total Liabilities	95,028,587

Net Assets	$9,213,983,351

Composition of Net Assets:
Paid-in-capital	$9,213,839,469
Accumulated undistributed net investment income	64,550
Accumulated undistributed net realized gain	79,332

Net Assets	$9,213,983,351

Net Asset Value Per Share
9,213,566,838 shares outstanding (unlimited shares authorized of $0.01 par value)	$1.00

See Notes to Financial Statements

Active Assets Tax-Free Trust

Financial Statements  continued

Statement of Operations  For the six months ended December 31, 2013 (unaudited)

Net Investment Income:
Interest Income	$4,471,404
Dividends from affiliate (Note 5)	4,496

Total Income	4,475,900

Expenses
Advisory fee (Note 3)	10,867,070
Distribution fee (Note 4)	4,605,453
Administration fee (Note 3)	2,302,726
Transfer agent fees and expenses	458,780
Custodian fees	129,093
Trustees’ fees and expenses	101,183
Registration fees	48,207
Professional fees	37,693
Shareholder reports and notices	11,391
Other	73,550

Total Expenses	18,635,146
Less: amounts waived/reimbursed (Note 4)	(14,592,712)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 5)	(15,865)

Net Expenses	4,026,569

Net Investment Income	449,331
Net Realized Gain	2,573

Net Increase	$451,904

See Notes to Financial Statements

Active Assets Tax-Free Trust

Financial Statements  continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED DECEMBER 31, 2013	FOR THE YEAR ENDED JUNE 30, 2013
	(unaudited)
Increase (Decrease) in Net Assets:

Operations:
Net investment income	$449,331	$911,346
Net realized gain	2,573	76,177

Net Increase	451,904	987,523

Dividends and Distributions to Shareholders from:
Net investment income	(460,622)	(868,858)
Net realized gain	—	(11,156)

Total Dividends and Distributions	(460,622)	(880,014)

Net increase from transactions in shares of beneficial interest	242,833,785	422,641,471

Net Increase	242,825,067	422,748,980

Net Assets:
Beginning of period	8,971,158,284	8,548,409,304

End of Period
(Including accumulated undistributed net investment income of $64,550 and $75,841, respectively)	$9,213,983,351	$8,971,158,284

See Notes to Financial Statements

Active Assets Tax-Free Trust

Notes to Financial Statements■ December 31, 2013 (unaudited)

1. Organization and Accounting Policies

Active Assets Tax-Free Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund’s investment objective is to provide a high level of daily income which is exempt from federal income tax consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The following is a summary of significant accounting policies:

A. Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Act. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the close of each business day. Dividends from net investment income, if any, are declared and paid daily. Net realized capital gains, if any, are distributed at least annually.

D. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

E. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from

Active Assets Tax-Free Trust

Notes to Financial Statements■ December 31, 2013 (unaudited)  continued

sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2013.

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Weekly Variable Rate Bonds	$—	$5,765,565,000	$—	$5,765,565,000
Daily Variable Rate Bonds	—	1,086,830,000	—	1,086,830,000
Municipal Bonds & Notes	—	869,616,786	—	869,616,786
Put Option Bonds	—	555,490,000	—	555,490,000
Commercial Paper	—	440,755,000	—	440,755,000
Closed-End Investment Companies	—	417,200,000	—	417,200,000
Floating Rate Notes	—	74,000,000	—	74,000,000
Total Assets	$—	$9,209,456,786	$—	$9,209,456,786

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of December 31, 2013, the Fund did not have any investments transfer between investment levels.

Active Assets Tax-Free Trust

Notes to Financial Statements■ December 31, 2013 (unaudited)  continued

3. Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Management Inc. (the “Adviser”), the Fund pays the Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.45% to the portion of the daily net assets not exceeding $500 million; 0.375% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.30% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.275% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.25% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.225% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; 0.20% to the portion of the daily net assets exceeding $3 billion but not exceeding $15 billion; and 0.199% to the portion of the daily net assets exceeding $15 billion. For the six months ended December 31, 2013, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.02% of the Fund’s daily net assets.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the “Administrator”), an affiliate of the Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.05% to the Fund’s daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

4. Plan of Distribution

Morgan Stanley Distribution, Inc. (the “Distributor”), an affiliate of the Adviser and Administrator, is the distributor of the Fund’s shares and in accordance with a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund’s average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended December 31, 2013, the distribution fee was accrued at the annual rate of 0.10%.

The Distributor, Adviser and Administrator have agreed to waive and/or reimburse all or a portion of the Fund’s distribution fee, advisory fee and administration fee, respectively, to the extent that total expenses exceed total income of the Fund on a daily basis. For the six months ended December 31, 2013, the Distributor waived $4,605,453, and the Adviser waived $9,987,259. These fee waivers and/or expense

Active Assets Tax-Free Trust

Notes to Financial Statements■ December 31, 2013 (unaudited)  continued

reimbursements will continue for at least one year or until such time that the Fund’s Board of Trustees, (the “Trustees”), act to discontinue all or a portion of such waivers and/or expense reimbursements when it deems such action is appropriate.

5. Transactions with Affiliates

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended December 31, 2013, advisory fees paid were reduced by $15,865 relating to the Fund’s investment in the Liquidity Funds.

A summary of the Fund’s transactions in shares of the Liquidity Funds during the six months ended December 31, 2013 is as follows:

VALUE JUNE 30, 2013	PURCHASES AT COST	SALES	DIVIDEND INCOME	VALUE DECEMBER 31, 2013
$115,600,000	$618,800,000	$734,400,000	$4,496	—

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended December 31, 2013, included in “Trustees’ fees and expenses” in the Statement of Operations amounted to $2,740. At December 31, 2013, the Fund had an accrued pension liability of $59,620, which is included in “Accrued expenses and other payables” in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Active Assets Tax-Free Trust

Notes to Financial Statements■ December 31, 2013 (unaudited)  continued

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	FOR THE SIX MONTHS ENDED DECEMBER 31, 2013	FOR THE YEAR ENDED JUNE 30, 2013
	(unaudited)
Shares sold	11,772,650,967	25,391,056,109
Shares issued in reinvestment of dividends and distributions	460,622	880,014

	11,773,111,589	25,391,936,123
Shares redeemed	(11,530,277,804)	(24,969,294,652)

Net increase in shares outstanding	242,833,785	422,641,471

7. Federal Income Tax Status

It is the Fund’s intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in ‘‘Other Expenses” in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended June 30, 2013, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2013 and 2012 was as follows:

2013 DISTRIBUTIONS PAID FROM:			2012 DISTRIBUTIONS PAID FROM:
TAX-EXEMPT INCOME	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	TAX-EXEMPT INCOME	ORDINARY INCOME	LONG-TERM CAPITAL GAIN
$861,351	$14,200	$4,463	$813,863	$9,816	$76,545

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Active Assets Tax-Free Trust

Notes to Financial Statements■ December 31, 2013 (unaudited)  continued

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to deferred compensation, resulted in the following reclassifications among the Fund’s components of net assets at June 30, 2013:

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN	PAID-IN-CAPITAL
$(582)	$582	—

At June 30, 2013, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED TAX-EXEMPT INCOME	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$250,542	$3,260	$73,499

At December 31, 2013, the aggregate cost for federal income tax purposes is the same as the cost for book purposes.

8. Accounting Pronouncement

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services — Investment Companies (Topic 946) — Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the Fund, management expects that the impact of the Fund’s adoption will be limited to additional financial statement disclosures.

Active Assets Tax-Free Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED DECEMBER 31, 2013		FOR THE YEAR ENDED JUNE 30,
			2013		2012		2011		2010^		2009^
	(unaudited)
Selected Per Share Data:

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Net income from investment operations	0.000	(1)	0.000	(1)	0.000	(1)	0.000	(1)	0.000	(1)	0.008
Less dividends from net investment income	(0.000	)(1)	(0.000	)(1)(2)	(0.000	)(1)(2)	(0.000	)(1)(2)	(0.000	)(1)(2)	(0.008	)(2)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return	0.01	%(7)	0.01%		0.01%		0.01%		0.01%		0.79%

Ratios to Average Net Assets:
Net expenses	0.09	%(3)(5)(8)	0.16	%(3)(5)	0.14	%(3)(5)	0.24	%(3)(5)	0.29	%(3)(4)(5)	0.43	%(3)(4)(5)
Net investment income	0.01	%(3)(5)(8)	0.01	%(3)(5)	0.01	%(3)(5)	0.01	%(3)(5)	0.01	%(3)(4)(5)	0.85	%(3)(4)(5)
Rebate from Morgan Stanley affiliate	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.01%

Supplemental Data:
Net assets, end of period, in millions	$9,214		$8,971		$8,548		$8,684		$5,591		$7,160

^	Beginning with the year ended June 30, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(1)	Amount is less than $0.001.
(2)	Includes capital gain distribution of less than $0.001.
(3)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(4)	Reflects fees paid in connection with the U.S. Treasury’s Temporary Guarantee Program for Money Market Funds. This fee had an effect of 0.01% and 0.04% for the years ended 2010 and 2009, respectively.
(5)	If the Fund had borne all of its expenses that were reimbursed or waived by the Distributor, Adviser and Administrator, the annualized expense and net investment income (loss) ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
December 31, 2013	0.41%	(0.31)%
June 30, 2013	0.41	(0.24)
June 30, 2012	0.41	(0.26)
June 30, 2011	0.43	(0.18)
June 30, 2010	0.46	(0.16)
June 30, 2009	0.45	0.83

(6)	Amount is less than 0.005%.
(7)	Not annualized.
(8)	Annualized.

See Notes to Financial Statements

Active Assets Tax-Free Trust

U.S. Privacy Policy (unaudited)

An Important Notice Concerning Our U.S. Privacy Policy

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds (“us”, “our”, “we”).

We are required by federal law to provide you with notice of our U.S. privacy policy (“Policy”). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates’ use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as “personal information.” We also use the term “affiliated company” in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

Active Assets Tax-Free Trust

U.S. Privacy Policy (unaudited)  continued

1.  What Personal Information Do We Collect From You?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•	We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•

We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  When Do We Disclose Personal Information We Collect About You?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

a. Information We Disclose to Affiliated Companies.    We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.    We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not

Active Assets Tax-Free Trust

U.S. Privacy Policy (unaudited)  continued

allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  How Can You Limit Our Sharing Certain Personal Information About You With Our Affiliated Companies For Eligibility Determination?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties (“eligibility information”). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  How Can You Limit the Use of Certain Personal Information About You by Our Affiliated Companies for Marketing?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

Active Assets Tax-Free Trust

U.S. Privacy Policy (unaudited)  continued

6.  How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies’ use of personal information for marketing purposes, as described in this notice, you may do so by:

•	Calling us at (800) 548-7786

Monday-Friday between 8 a.m. and 5 p.m. (EST)

•	Writing to us at the following address:

Boston Financial Data Services, Inc.

c/o Privacy Coordinator

P.O. Box 219804

Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies’ use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies’ products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  What if an affiliated company becomes a nonaffiliated third party?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

Active Assets Tax-Free Trust

U.S. Privacy Policy (unaudited)  continued

Special Notice to Residents of Vermont

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

Special Notice to Residents of California

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Tax-Free Trust

/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer
February 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer
February 19, 2014

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 19, 2014